Segments (Operating Profit Reconciliation) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pre-tax Income
Income before income taxes	$ 19,524	$ 21,902	$ 21,003
Total reportable segments
Pre-tax Income
Income before income taxes	22,967	24,015	22,904
Pre-tax reconciliations items
Pre-tax Income
Amortization of acquired intangible assets	(758)	(703)	(629)
Acquisition-related charges	(46)	(36)	(46)
Non-operating retirement-related (costs)/income	(1,062)	(538)	72
Internal transactions
Pre-tax Income
Income before income taxes	(1,480)	(1,197)	(1,243)
Unallocated corporate amounts
Pre-tax Income
Income before income taxes	$ (98)	$ 361	$ (56)